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                                 ABN AMRO Funds

                              CLASSES I & S SHARES
                      ABN AMRO GOVERNMENT MONEY MARKET FUND
                           ABN AMRO MONEY MARKET FUND
                       ABN AMRO TREASURY MONEY MARKET FUND

                              CLASSES Y & YS SHARES
                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND


                         SUPPLEMENT DATED APRIL 13, 2005
                      TO THE PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

     The following information replaces the information about the portfolio manager of ABN AMRO GOVERNMENT MONEY MARKET FUND, ABN AMRO MONEY MARKET FUND, ABN AMRO TREASURY MONEY MARKET FUND and ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND:

WILLIAM ANDERSON, CFA, has been portfolio manager for ABN AMRO GOVERNMENT MONEY MARKET FUND, ABN AMRO MONEY MARKET FUND, ABN AMRO TREASURY MONEY MARKET FUND and ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND since April 2005 and has been with the adviser, ABN AMRO Asset Management (USA), LLC, since June 2004. Prior to that, Mr. Anderson served as Vice President of Global Short Term Investments and Director of Investment Research at Aon Advisors, where he managed and directed assets in fiduciary fund investments. Mr. Anderson earned his BA from Dartmouth College and his Master of Management in Finance, Accounting and Strategy from Northwestern University.




                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com
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[ABN AMRO ASSET MANAGEMENT]



                                 ABN AMRO Funds

                      ABN AMRO INVESTOR MONEY MARKET FUND
                           ABN AMRO REAL ESTATE FUND

                                 CLASS N SHARES

                        SUPPLEMENT DATED APRIL 13, 2005
                     TO THE PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

     The following information replaces the information about the portfolio manager of ABN AMRO INVESTOR MONEY MARKET FUND found on page 34:

WILLIAM ANDERSON, CFA, has been portfolio manager for ABN AMRO INVESTOR MONEY MARKET FUND since April 2005 and has been with the adviser, ABN AMRO Asset Management, Inc., since June 2004. Prior to that, Mr. Anderson served as Vice President of Global Short Term Investments and Director of Investment Research at Aon Advisors, where he managed and directed assets in fiduciary fund investments. Mr. Anderson earned his BA from Dartmouth College and his Master of Management in Finance, Accounting and Strategy from Northwestern University.

     The following information supplements the information about the portfolio management team of ABN AMRO REAL ESTATE FUND found on page 32:

THOMAS TROTMAN, CFA has been co-portfolio manager of the ABN AMRO REAL ESTATE FUND since April 2005, when he joined the ABN AMRO Asset Management (USA) LLC as Senior Portfolio Manager. Most recently, Mr. Trotman held various senior analytical and portfolio management positions at Delaware Investment Advisers from 1995 to 2003, including Senior Real Estate Analyst, Vice President and Senior Portfolio Manager for the Delaware REIT Group, a $780 million collection of real estate securities in a variety of distinct products. Mr. Trotman received his BA from Muhlenburg College, and his MBA from Widener University.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com